Derivatives and Fair Value Measurements - Notional Amounts Under Swaps Contracts (Detail)	Dec. 31, 2012 MMBTU	Dec. 31, 2011 MMBTU
Derivative [Line Items]
Contract notional amounts	14,579,000	10,827,000